DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATIONS [Abstract]
Schedule of Discontinued Operations
	December 31,
	2014	2013
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$30	$126
Accounts receivable, net	104	302
Prepaid expenses and other current assets	-	56
Total current assets from discontinued operations	$134	$484

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$97	$104
Accrued expenses and other current liabilities	5	360
Toal current liabilities from discontinued operations	$102	$464

	Year Ended December 31,
	2014	2013	2012
Revenue	$1,152	$4,988	$9,355
Cost of revenue	1,132	4,275	9,002
GROSS PROFIT	20	713	353
Selling, general and administrative expenses	114	729	1,453
OPERATING LOSS	(94)	(16)	(1,100)
Other income (expense), net	(15)	616	(69)
Income tax benefit (expense)	-	1,221	(21)
Income (loss) from discontinued operations	$(109)	$1,821	$(1,190)